Net gain (loss) on financial instruments measured at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ 420,026
Due from banks at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(61,848)
Gain (loss) on sale	0
Gain (loss) on valuation of debt securities	0
Gain (loss) on valuation of equity securities	0
Other gains (losses) of debt securities	0
Gain (loss) on valuation of other securities	0
Gain (loss) on sale of debt securities	0
Gain (loss) on sale of equity securities	0
Gain (loss) on sale of other securities	0
Gain (loss) on transaction of derivatives	0
Gain (loss) on valuation of derivatives	0
Net gain (loss) on financial instruments at fair value through profit or loss	(61,848)
Loan receivables measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	916
Gain (loss) on sale	9,133
Gain (loss) on valuation of debt securities	0
Gain (loss) on valuation of equity securities	0
Other gains (losses) of debt securities	0
Gain (loss) on valuation of other securities	0
Gain (loss) on sale of debt securities	0
Gain (loss) on sale of equity securities	0
Gain (loss) on sale of other securities	0
Gain (loss) on transaction of derivatives	0
Gain (loss) on valuation of derivatives	0
Net gain (loss) on financial instruments at fair value through profit or loss	10,049
Securities at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	0
Gain (loss) on sale	0
Gain (loss) on valuation of debt securities	111,029
Gain (loss) on valuation of equity securities	286,801
Other gains (losses) of debt securities	223,731
Gain (loss) on valuation of other securities	19,086
Gain (loss) on sale of debt securities	78,718
Gain (loss) on sale of equity securities	(275,356)
Gain (loss) on sale of other securities	0
Gain (loss) on transaction of derivatives	0
Gain (loss) on valuation of derivatives	0
Net gain (loss) on financial instruments at fair value through profit or loss	444,009
Financial liabilities measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	0
Gain (loss) on sale	0
Other gains (losses) of debt securities	0
Net gain (loss) on financial instruments at fair value through profit or loss	139,767
Derivatives
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	0
Gain (loss) on sale	0
Gain (loss) on valuation of debt securities	0
Gain (loss) on valuation of equity securities	0
Other gains (losses) of debt securities	0
Gain (loss) on valuation of other securities	0
Gain (loss) on sale of debt securities	0
Gain (loss) on sale of equity securities	0
Gain (loss) on sale of other securities	0
Gain (loss) on transaction of derivatives	179,928	₩ 612,670	₩ 341,440
Gain (loss) on valuation of derivatives	(291,879)	₩ 369,225	₩ 1,667
Net gain (loss) on financial instruments at fair value through profit or loss	₩ (111,951)